Segmental analysis - Revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Revenue	£ 14,779	£ 14,540	£ 14,933
UK
Disclosure of operating segments [line items]
Revenue	5,482	5,282	5,045
US
Disclosure of operating segments [line items]
Revenue	9,297	9,258	9,888
UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	3,982	3,694	3,331
UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	888	911	884
US Regulated
Disclosure of operating segments [line items]
Revenue	9,195	9,205	9,846
NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	714	730	872
Operating Segments And Unallocated Amounts
Disclosure of operating segments [line items]
Revenue	14,806	14,570	14,969
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	3,992	3,702	3,351
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	904	927	896
Operating segments | US Regulated
Disclosure of operating segments [line items]
Revenue	9,195	9,205	9,846
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	715	736	876
Unallocated amounts | NG Ventures
Disclosure of operating segments [line items]
Revenue	636	608	597
Sales between segments
Disclosure of operating segments [line items]
Revenue	(27)	(30)	(36)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Revenue	(10)	(8)	(20)
Sales between segments | UK Gas Transmission
Disclosure of operating segments [line items]
Revenue	(16)	(16)	(12)
Sales between segments | US Regulated
Disclosure of operating segments [line items]
Revenue	0	0	0
Sales between segments | NG Ventures and Other
Disclosure of operating segments [line items]
Revenue	£ (1)	£ (6)	£ (4)